Net Loss Per Share	12 Months Ended
Dec. 31, 2015
Disclosure Potential Common Shares Excluded From Computation Of Diluted Net Loss Per Share [Abstract]
Net Loss Per Share
Net Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding for the period, excluding unvested restricted common shares. Diluted net loss per share is computed using the weighted average number of common shares outstanding and, when dilutive, potential common share equivalents from options, restricted stock units and warrants (using the treasury-stock method), and potential common shares from convertible securities (using the if-converted method). Because the Company reported a net loss from both continuing and discontinued operations for the years ended December 31, 2015, 2014 and 2013, all potential dilutive common shares have been excluded from the computation of the diluted net loss per share for all periods presented, as the effect would have been anti-dilutive.
Potential dilutive common share equivalents consist of the following:

	Years Ended December 31,
	2015	2014	2013
3.75% Convertible Senior Notes	—	—	5,487,642
2.00% Convertible Senior Notes	4,327,257	4,327,257	—
Unvested restricted stock units	811,965	746,612	1,011,893
Outstanding options	2,999,199	1,847,669	1,828,613
Total dilutive common shares	8,138,421	6,921,538	8,328,148